REVENUE	12 Months Ended
Dec. 31, 2024
REVENUE
REVENUE

NOTE 16 – REVENUE

The analysis of revenue for the years ended 31 December 2024, 2023 and 2022 is as follows:

	1 January –	1 January –	1 January –
	31 December	31 December	31 December
	2024	2023	2022

Sales of goods	38,577,032	38,048,868	29,937,693
Marketplace revenues(*)	7,251,523	6,477,412	4,049,654
Delivery service revenues	7,865,726	5,229,995	3,537,742
Other revenues (**)	3,352,280	1,582,681	703,535

Revenues	57,046,561	51,338,956	38,228,624

(*)Marketplace revenues mainly consist of marketplace commission, transaction fees and other contractual charges to the merchants.

(**)Other revenues mainly include advertising revenues amounting to TRY1,345,674 thousand (2023: TRY807,296 thousand; 2022: TRY413,370 thousand), subscription service revenues amounting to TRY1,002,147 thousand (2023:TRY287,655 thousand; 2022: 31,112 thousand), fulfilment revenues, interest revenues and other commissions.

The Group derives revenue from the sales of goods and marketplace revenues at a point in time, at the completion of the order delivery. Delivery service revenues are recognized over time. Fullfilment, subscription service and advertising revenues included in other revenues are recognized over time and other commissions included in other revenues are recognized at a point in time. All contracts are for periods of the expected original duration of one year or less.

The Group’s revenues are generated in Türkiye, therefore no disaggregated geographical information is presented.